CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($)	12 Months Ended
	May 31, 2019	May 31, 2018
Profit or loss [Abstract]
Revenue from stream interest	$ 7,852,661	$ 7,368,331
Cost of sales, excluding depletion	(2,998,947)	(2,932,761)
Depletion on stream interest	(2,415,942)	(3,689,838)
Gross profit	2,437,772	745,732
General and administrative expenses	(2,802,556)	(1,751,345)
Share-based payments	(1,084,471)	(832,746)
Loss from operations	(1,449,255)	(1,838,359)
Share of net income of Silverback	92,843	168,778
Interest expense	(489,458)	(356,798)
Other expenses	(46,396)	(3,776)
Foreign exchange loss	(194,792)	(334,287)
Loss before income taxes	(2,087,058)	(2,364,442)
Current income tax expense	(408,524)	0
Deferred income tax recovery (expense)	52,093	(197,314)
Net loss	(2,443,489)	(2,561,756)
Items that may be reclassified subsequently to profit and loss:
Foreign currency translation adjustment	262,819	269,681
Other comprehensive loss	262,819	269,681
Total comprehensive loss	$ (2,180,670)	$ (2,292,075)
Earnings (loss) per share - basic and diluted (in dollars per share)	$ (0.02)	$ (0.04)
Weighted average number of shares outstanding - basic and diluted (in shares)	102,819,543	71,289,880